Marketable Securities (Tables)	12 Months Ended
Mar. 31, 2016
Marketable Securities [Abstract]
Schedule of Marketable Securities
	March 31,
	2015	2016

Cost	$9,539	$13,611

Market value	$9,803	$12,020